Financial instruments - Derivative Financial Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Loans and borrowings	€ 1,847.6	€ 1,742.9
Borrowings	1,875.3	1,764.3
Gross amount of financial instruments as presented upon balance sheet	21.4	49.1
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	21.4	29.8
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	0.0	19.3
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	44.9	36.9
Related financial instruments that are offset	21.4	29.8
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	23.5	7.1
Derivative financial instruments | Cash flow hedges | Cross currency interest rate swap
Disclosure of financial assets [line items]
Change in fair value of outstanding hedging instruments	€ 7.1	€ 35.6
Average rate of hedging instrument	111.00%	111.00%
EUR/USD [Domain] | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 2.1	€ 8.4
Notional amount	220.6	224.9
Change in fair value of outstanding hedging instruments	€ 10.5	€ 14.1
Average rate of hedging instrument	114.00%	120.00%
GBP/USD [Domain] [Domain] | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ (1.7)	€ 2.0
Notional amount	56.5	47.2
Change in fair value of outstanding hedging instruments	€ (0.7)	€ 4.5
Average rate of hedging instrument	128.00%	134.00%
GBP/EUR [Domain] | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ (8.3)	€ 1.4
Notional amount	217.4	97.4
Change in fair value of outstanding hedging instruments	€ (10.9)	€ 1.9
Average rate of hedging instrument	112.00%	112.00%
SEKEUR [Domain] | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ (0.3)	€ (0.6)
Notional amount	70.1	65.6
Change in fair value of outstanding hedging instruments	€ 2.1	€ 1.5
Average rate of hedging instrument	9.00%	10.00%
Other currencies [Domain] | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ (0.3)	€ 0.5
Notional amount	42.3	38.5
Change in fair value of outstanding hedging instruments	€ 0.2	€ 0.8
Average rate of hedging instrument	21.00%	0.00%
Deferred Financing Costs [Member]
Disclosure of financial assets [line items]
Loans and borrowings	€ 8.9	€ 10.9